111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
harborfunds.com

Supplement to Statement of Additional Information dated March 1, 2020

January 8, 2021
Effective January 4, 2021, Raymond F. Condon no longer serves as a portfolio manager to Harbor Convertible Securities Fund (the “Fund”). All references to Mr. Condon in the Statement of Additional Information are hereby deleted.
Mark R. Shenkman, Justin W. Slatky, Jordan N. Barrow, CFA, and Thomas Whitley, CFA, continue to serve as portfolio managers to the Fund.
Investors Should Retain This Supplement For Future Reference
S0121.SAI